Lease Arrangements (Tables)	12 Months Ended
Dec. 31, 2024
Lease Arrangements
Schedule of future minimum payments, expected to be received on non-cancellable time charters and bareboat charters

The future minimum payments, expected to be received on non-cancellable time charters and bareboat charters classified as operating leases consisted of the following as of December 31, 2024 (in thousands):

2025	$896,022
2026	759,140
2027	514,827
2028	327,359
2029	263,492
2030 and thereafter	577,428
Total future rentals	$3,338,268